Financing instruments payable - Debt securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	R$ 3,321,640	R$ 3,561,176
Debentures	2,212,441	2,028,681
Total	5,534,081	5,589,857
Current	1,223,449	234,828
Non- Current	4,310,632	5,355,029
0-1 year
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	118,402	128,710
Debentures	1,105,047	106,118
Total	1,223,449	234,828
From 1 to 5 years
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	3,203,238	3,432,466
Debentures	1,107,394	1,922,563
Total	R$ 4,310,632	R$ 5,355,029